Income taxes - Components of deferred taxes (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred taxes
Total deferred taxes, net	BRL 752,545	BRL 801,275	BRL 2,128,217
Deferred taxes - asset (net by entity)	752,545	1,210,541
Deferred taxes - liability (net by entity)		409,266
Provision for impairment for foreign tax losses	329,428	286,209	BRL 346,291
Gross deferred tax assets	2,111,976
Tax loss carryforwards
Deferred taxes
Total deferred taxes, net	172,016	272,134
Provision for legal proceeds
Deferred taxes
Total deferred taxes, net	114,385	138,367
Sundry provisions (impairment, operational and other)
Deferred taxes
Total deferred taxes, net	621,420	567,144
Results of derivative contracts - payable on a cash basis for tax purposes
Deferred taxes
Total deferred taxes, net	(45,629)	(6,260)
Exchange losses (net) - payable on a cash basis for tax purposes
Deferred taxes
Total deferred taxes, net	1,016,427	1,411,652
Tax amortization of the assets acquired in the business combination - Aracruz
Deferred taxes
Total deferred taxes, net	95,575	97,466
Actuarial gains on medical assistance plan (SEPACO)
Deferred taxes
Total deferred taxes, net	13,840	17,273
Provision for tax on investments in foreign-domiciled subsidiaries
Deferred taxes
Total deferred taxes, net	(199,198)	(414,336)
Tax accelerated depreciation
Deferred taxes
Total deferred taxes, net		(22,977)
Reforestation costs already deducted for tax purposes
Deferred taxes
Total deferred taxes, net	(263,649)	(474,324)
Fair values of biological assets
Deferred taxes
Total deferred taxes, net	78,313	(70,848)
Transaction costs and capitalized financing costs
Deferred taxes
Total deferred taxes, net	(126,571)	(80,341)
Tax benefit of goodwill - goodwill not amortized for accounting purposes
Deferred taxes
Total deferred taxes, net	(715,669)	(626,210)
Other provisions
Deferred taxes
Total deferred taxes, net	BRL (8,715)	BRL (7,465)